Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions And Balances
Related party transactions and balances

11.	Related party transactions and balances

(a)	Compensation of key management personnel

Key management includes members of the Board, the Chair, the Vice Chair (formerly President and Chief Executive Officer), the President and Chief Executive Officer (formerly Executive VP) and the Chief Financial Officer. The net aggregate compensation paid or payable to key management for services after recovery from Azucar Minerals Ltd. (Azucar) and Almadex (Note 11 (b)) is as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023

Professional fees	$-	$-	$50,588
Salaries and benefits	490,108	271,250	398,307	(1)
Share-based payments	128,000	-	702,000
Directors’ fees	52,500	120,000	140,000
Total	$670,608	$391,250	$1,290,895

(1)	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.

(b)	Administrative Services Agreements

The Company recovers a portion of rent, office and license expenses from Azucar pursuant to an Administrative Services Agreement dated May 15, 2015 and First Amending Agreement dated December 16, 2015 between the Company and Azucar.

The Company also recovers a portion of rent, office and license expenses from Almadex pursuant to an Administrative Services Agreement dated March 29, 2018 between the Company and Almadex.

During the year ended December 31, 2025, the Company received $168,900 (2024 - $117,868; 2023 - $75,853) from Azucar for administrative services fees included in other income and received $1,066,898 (2024 - $1,040,186; 2023 - $1,346,494) from Almadex for administrative services fees.

At December 31, 2025, included in accounts receivable is $33,584 (2024 - $29,170) due from Azucar and $243,211 (2024 - $193,155) due from Almadex in relation to expense recoveries.

Under the Administrative Services Agreements, the Company is the sole and exclusive manager of Azucar and Almadex that provides general management services, office space, executive personnel, human resources, geological technical support, accounting and financial services at cost with no mark-up or additional direct charge. The three companies are considered related parties though common officers.

(c)	Other related party transactions

During the year ended December 31, 2025, the Company employed the Chair’s daughter for a salary of $41,300 less statutory deductions (2024 - $41,300; 2023 - $45,300) for marketing and administrative services provided to the Company.